STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 15 – STOCK-BASED COMPENSATION

AU10TIX’s Limited, AU10TIX’s subsidiary, has a Stock Option Plan which has reserved 500,000 shares of its common stock for its future issuance. As of December 31, 2021, the subsidiary has 18,000,000 authorized shares of which 12,500,000 shares are issued and outstanding. Under the stock option plan, stock options may be granted to employees, officers, directors, consultants and service providers of the subsidiary at an exercise price as determined by the subsidiary’s board of directors with expiration terms of not more than ten years after the date such option is granted. Options granted under the plan generally vest over a period of four years.

The following is a summary of the AU10TIX Limited stock options issued and outstanding:
	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2020	200,500	$0.01
Options granted	-	-
Options exercised	-	-
Forfeited	625	-
Options outstanding , end of the year	199,875	$0.01	5.5 years

Options exercisable, as of December 31, 2021	199,875	$0.01	5.5 years

There are no non-vested options in AU10TIX Limited.

In August 2020, AU10TIX’s board agreed to move the option plan from AU10TIX Limited to AU10TIX Technologies B.V., which is still in process.

The following is a summary of the AU10TIX Technologies B.V. stock options issued and outstanding:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2020	-	$-
Options granted	30,000	26.46
Options exercised	-	-
Forfeited	-	-
Options outstanding , end of the year	30,000	$26.46	5.2 years

Options exercisable, as of December 31, 2021	22,500	$26.46	5.2 years

During the years ended December 31, 2021, 2020 and 2019, there were $350, $0 and $0 compensation expenses.

As of December 31, 2021, the Company has $116 of unrecognized compensation cost related to stock options.